Related Parties Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Ufintek Group Pte. Ltd. [Member]
Amount due to related parties:
Amount due to related parties	[1]	$ 529,823	$ 604,084
Yu Fan [Member]
Amount due to related parties:
Amount due to related parties	[1]	6,715	276,701
Stony Holdings Limited [Member]
Amount due to related parties:
Amount due to related parties	[2]		84,991
Related Party [Member]
Amount due to related parties:
Amount due to related parties		$ 536,538	$ 965,776

[1]	The balance represents the advance funds received from related parties for daily operational purposes.
[2]	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provides the Group with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit. As of December 31, 2024, the Group had fully settled the outstanding balance.